BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
TOTAL ASSETS	$ 67,410,000
LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT
TOTAL LIABILITIES	62,307,000
Stockholders' Deficit:
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS' EQUITY	67,410,000
Kingswood Acquisition Corp
Assets
Cash	111,675	$ 277,511
Due from Sponsor for Trust Account funding	138,437
Prepaid taxes	42,850	58,141
Prepaid expense	25,750
Total current assets	318,712	335,652
Trust Account	6,262,478	5,514,494
TOTAL ASSETS	6,581,190	5,850,146
LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	3,542,157	3,849,284
Redemptions payable	124,176
Convertible promissory note	1,645,525	1,351,662
Deferred tax liability	40,014	31,151
Excise and income taxes payable	14,594
Total current liabilities	5,366,466	5,232,097
Deferred underwriters' compensation	4,025,000	4,025,000
Warrant liability	1,584,051	672,978
TOTAL LIABILITIES	10,975,517	9,930,075
Commitments and Contingencies (Notes 3 and 7)
Stockholders' Deficit:
Accumulated deficit	(10,320,512)	(9,291,901)
Total stockholders' deficit	(10,320,214)	(9,291,603)
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS' EQUITY	6,581,190	5,850,146
Kingswood Acquisition Corp | Class A common stock subject to possible redemption
LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT
Class A Common Stock subject to possible redemption, 484,083 and 508,456 shares at redemption value of $12.24 and $10.25, as of December 31, 2023 and 2022, respectively	5,925,887	5,211,674
Kingswood Acquisition Corp | Class A common stock not subject to possible redemption
Stockholders' Deficit:
Common stock	271	10
Kingswood Acquisition Corp | Class B common stock
Stockholders' Deficit:
Common stock	$ 27	$ 288